Financial Assets - Summary of Held-to-Maturity Securities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Held-to-maturity securities	[1]	¥ 717,037	¥ 594,730
Debt securities [member]
Disclosure of financial assets [Line Items]
Held-to-maturity securities		717,037	594,730
Debt securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [Line Items]
Held-to-maturity securities		91,631	64,192
Debt securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [Line Items]
Held-to-maturity securities		136	144
Debt securities [member] | Listed in Singapore [member]
Disclosure of financial assets [Line Items]
Held-to-maturity securities		19	20
Debt securities [member] | Unlisted [member]
Disclosure of financial assets [Line Items]
Held-to-maturity securities		625,251	530,374
Debt securities [member] | Government bonds [member]
Disclosure of financial assets [Line Items]
Held-to-maturity securities		125,866	97,196
Debt securities [member] | Government agency bonds [member]
Disclosure of financial assets [Line Items]
Held-to-maturity securities		241,808	169,001
Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [Line Items]
Held-to-maturity securities		200,869	178,444
Debt securities [member] | Subordinated bonds/debts [member]
Disclosure of financial assets [Line Items]
Held-to-maturity securities		¥ 148,494	¥ 150,089

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.3. The fair value of held-to-maturity securities under Level 1 was RMB55,137 million and that under Level 2 was 637,847 million as at 31 December 2017 (as at 31 December 2016: Level 1 RMB76,299 million and Level 2 RMB542,853 million).